                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001


Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Red Coat Capital Management, L.L.C.
Address: 350 Park Avenue, 5th Floor
         New York, New York  10022


Form 13F File Number:  028-05527

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth L. Londoner
Title:   Managing Member
Phone:   (212) 557-6455

Signature, Place, and Date of Signing:


         /s/ Kenneth L. Londoner New York, New York    11/7/01
         ----------------------- --------------------- ----------
              [Signature]           [City, State]        [Date]




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Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
[If there are no entries in this list, omit this section.]

         None.



































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $117,527
                                         [in thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number   Name

         1         28                     Red Coat Group, L.L.C.


























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

                                                            FORM 13F
                                                       September 30, 2001
   COLUMN 1          COLUMN 2   COLUMN 3       COLUMN 4       COLUMN 5             COLUMN 6        COLUMN 7        COLUMN 8
   ---------         --------   --------       --------       --------             ---------       --------        --------
                                                                           INVESTMENT DISCRETION                VOTING AUTHORITY
                                                                           ---------------------                ----------------
                     TITLE                      VALUE    SHRS OR   SH/ PUT/   (A)     (B)    (C)    OTHER       (A)  (B)   (C)
NAME OF ISSUER       CLASS             CUSIP   (x1,000)  PRN AMT   PRN CALL   SOLE    SHARE  OTHER  MANAGERS    SOLE SHARE NONE
-------------------  -----             -----    -----    -------   --- ----   ----    -----  -----  --------    ---- ----- ----
CHEESECAKE FACTORY COMMON STOCK     163072101      838     35,000    SH        SOLE                    1           35,000
CHICOS FAS INC     COMMON STOCK     168615102    4,728    200,750    SH        SOLE                    1          200,750
CHICOS FAS INC     OPTIONS          168615PVD      942     40,000    SH  PUT   SOLE                    1           40,000
COLUMBIA SPORTSWEAR
   CO              COMMON STOCK     198516106    3,552    160,000    SH        SOLE                    1          160,000
DISNEY WALT CO     OPTIONS          2546870AF      466     25,000    SH  CALL  SOLE                    1           25,000
DISNEY WALT CO     OPTIONS          2546870AG    6,424    345,000    SH  CALL  SOLE                    1          345,000
DISNEY WALT CO     OPTIONS          2546871AF      466     25,000    SH  CALL  SOLE                    1           25,000
E.MEDSOFT.COM      COMMON STOCK     26873Q101   69,391 18,260,900    SH        SOLE                    1       18,260,900
FALCONSTOR SFTW    COMMON STOCK     306137100      737     85,000    SH        SOLE                    1           85,000
KEY3MEDIA GROUP    COMMON STOCK     49326R104    1,247    315,000    SH        SOLE                    1          315,000
LIBERTY DIGITAL
  INC CLASS A      COMMON STOCK     530436104   10,296  2,567,600    SH        SOLE                    1        2,567,600
MANDALAY RESORT
   GROUP           OPTIONS          5625670XC    5,518    340,000    SH  PUT   SOLE                    1          340,000
MULTIMEDIA GAMES
   INC             COMMON STOCK     625453105    5,350    336,500    SH        SOLE                    1          336,500
OAKLEY INC         COMMON STOCK     673662102    1,945    155,000    SH        SOLE                    1          155,000
OPENTV CORPORATION COMMON STOCK     G67543101      497     99,000    SH        SOLE                    1           99,000
PIXAR              COMMON STOCK     725811103    2,852     70,600    SH        SOLE                    1           70,600
POLYMEDICA CORP    COMMON STOCK     731738100      382     25,000    SH        SOLE                    1           25,000
POLYMEDICA CORP    OPTIONS          7317380XF    1,787    117,000    SH  PUT   SOLE                    1          117,000
STATION CASINOS
  INC              COMMON STOCK     857689103      109     13,000    SH        SOLE                    1           13,000















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